INCOME TAXES, Income Tax Provision (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Operating income	$ (10,651,355)	$ 2,943,194	$ 3,066,453
Estimated annual effective tax rate	16.50%
Current income tax expense	$ 0	0	0
Deferred income tax expense	(153,428)	(439,934)	(714,861)
Total income tax expense	(153,428)	(439,934)	(714,861)
United States [Member]
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income tax penalties and interest accrued	0
Operating income	$ 0	$ 0	$ 0